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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10377

Registrant Name: PIMCO Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2008

Date of Reporting Period: July 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES–95.9%
	Alabama–2.3%
$2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$2,608,500
8,000	Huntsville Health Care Auth. Rev., 5.75%, 6/1/31, Ser. A, (Pre-refunded @ $101, 6/1/11) (b)	A2/NR	8,607,840
2,500	Tuscaloosa Educational Building Auth. Rev., 5.00%, 6/1/26	NR/BBB−	2,425,650
			13,641,990
	Alaska–1.1%
6,000	Northern Tobacco Securitization Corp. Rev., 5.50%, 6/1/29, (Pre-refunded @ $100, 6/1/11) (b)	Aaa/AAA	6,344,520
	Arizona–1.1%
2,000	Apache Cnty. Industrial Dev. Auth., Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33, Ser. B	Baa3/B+	2,001,920
1,260	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 6/1/37	NR/BBB−	1,207,206
3,500	Salt River Project Agricultural Improvement & Power Dist. Rev., 4.75%, 1/1/35, Ser. A	Aa1/AA	3,514,315
			6,723,441
	Arkansas–0.5%
8,500	Dev. Finance Auth. Rev., zero coupon, 7/1/36 (AMBAC)	Aaa/AAA	2,150,925
	Little Rock Municipal Property Owners Multipurpose Improvement Dist., Special Tax, Ser. A,
425	5.00%, 3/1/16	NR/NR	424,396
500	5.25%, 3/1/23	NR/NR	500,725
			3,076,046
	California–4.5%
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
6,000	5.00%, 6/1/33	Baa3/BBB	5,604,060
10,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	11,466,600
10,000	Riverside Cnty. Public Financing Auth., Tax Allocation, 4.50%, 10/1/30, Ser. A (XLCA)	Aaa/AAA	9,664,200
			26,734,860
	Colorado–2.5%
600	Black Hawk Rev., 5.00%, 12/1/18	NR/NR	609,150
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A (b),
2,000	5.375%, 12/1/28, (Pre-refunded @ $101, 12/1/08)	Baa3/BBB	2,060,640
1,000	6.00%, 12/1/23, (Pre-refunded @ $100, 12/1/11)	Baa3/BBB	1,081,990
12,400	Health Facs. Auth. Rev., Liberty Heights, zero coupon, 7/15/24	NR/AAA	5,726,940
4,965	Northwest Parkway Public Highway Auth. Rev., 7.125%, 6/15/41, Ser. D	B3/CCC	5,308,330
			14,787,050
	Connecticut–0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB−	1,035,880
	District of Columbia–0.9%
5,010	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	5,259,247

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Florida–1.8%
$9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (b)	A2/NR	$9,807,120
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37, Ser. A	BB/BB	490,850
			10,297,970
	Georgia–1.8%
10,000	Municipal Electric Auth. Power Rev. (MBIA-IBC), 5.50%, 1/1/20, Ser. Z	Aaa/AAA	10,887,388
	Illinois–12.3%
	Chicago, GO, Ser. A (FGIC),
2,935	5.375%, 1/1/34,	Aaa/AAA	3,013,805
6,145	5.375%, 1/1/34, Ser. A, (Pre-refunded @ $101, 1/1/09) (b)	Aaa/AAA	6,338,260
10,115	Chicago Board of Education, GO, zero coupon, 12/1/31, Ser. A (FGIC)	Aaa/AAA	3,182,584
2,000	Chicago Water Rev., 5.25%, 11/1/27, (Pre-refunded @ $102, 11/1/07) (FGIC) (b)	Aaa/AAA	2,047,020
	Educational Facs. Auth. Rev.,
1,115	Midwestern Univ., 5.50%, 5/15/18, Ser. B	NR/A−	1,135,037
	Univ. of Chicago,
5,000	5.125%, 7/1/38, Ser. A (i)	NR/NR	5,077,650
190	5.25%, 7/1/41	Aa1/AA	197,226
4,810	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (b)	Aa1/AA	5,093,658
	Finance Auth. Rev.,
1,500	5.00%, 12/1/36	NR/BBB	1,466,040
5,000	5.50%, 11/15/29, (Pre-refunded @ $101, 11/15/09) (b)	A2/A+	5,226,450
1,260	5.65%, 11/15/24, (Pre-refunded @ $101, 11/15/09) (b)	A2/A+	1,321,160
	Health Facs. Auth. Rev.,
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	3,129,090
5,425	Silver Cross Hospital, 5.50%, 8/15/25, (Pre-refunded @ $101, 8/15/09) (b)	NR/A	5,656,159
	Lake Cnty. Community High School Dist., GO, Ser. B (FGIC),
5,000	zero coupon, 2/1/19	Aaa/AAA	2,994,550
5,000	zero coupon, 2/1/20	Aaa/AAA	2,853,450
5,690	zero coupon, 2/1/22	Aaa/AAA	2,943,266
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aaa/AAA	8,339,880
3,000	State Sales Tax Rev., 5.125%, 6/15/20, Ser. 1	Aa3/AAA	3,116,400
	Univ. Rev. (FGIC),
1,495	5.25%, 4/1/32	Aaa/AAA	1,551,272
3,505	5.25%, 4/1/32, (Pre-refunded @ $100, 4/1/11) (b)	Aaa/AAA	3,673,345
4,000	Winnebago-Boone ETC Cntys. Rock Valley Community College, Dist. No. 511, GO, 5.30%, 10/1/18, (Partially pre-refunded @ $100, 10/1/10) (FGIC) (b)	Aaa/NR	4,134,720
			72,491,022
	Indiana–2.5%
500	Anderson Rev., 5.00%, 10/1/32	NR/NR	493,620
6,500	Carmel School Building Corp. Rev., 5.00%, 7/15/22, (Pre-refunded @ $101, 7/15/11) (MBIA) (b)	Aaa/AAA	6,839,495

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Indiana–(continued)
$4,000	Health & Educational Facs. Financing Auth. Rev., Community Foundation of Northwest Indiana, 5.50%, 3/1/37	NR/BBB−	$4,047,320
1,225	Richland-Bean Blossom School Building Corp. Rev., 5.00%, 1/15/22 (FGIC)	Aaa/AAA	1,255,368
1,825	Zionsville Community Schools Building Corp. Rev., 5.00%, 7/15/27, Ser. A (FSA)	NR/AAA	1,884,148
			14,519,951
	Kansas–3.5%
500	Lenexa Rev., 5.50%, 5/15/39, Ser. A	NR/BBB−	507,515
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,220,900
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	15,108,905
			20,837,320
	Kentucky–0.2%
910	Economic Dev. Finance Auth., Hospital Facs. Rev., St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	995,394
	Louisiana–5.8%
4,300	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/A	4,713,961
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	29,549,174
			34,263,135
	Maryland–0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	Aaa/AAA	1,183,350
	Massachusetts–1.9%
550	Dev. Finance Agcy. Rev., 5.75%, 11/15/35, Ser. A	NR/NR	562,810
10,000	Health & Educational Facs. Auth. Rev., Partners Healthcare Systems, 5.75%, 7/1/32, Ser. C (i)	Aa2/AA	10,553,100
			11,115,910
	Michigan–3.8%
	Detroit, GO, Ser. A-1 (MBIA),
1,000	5.375%, 4/1/15	Aaa/AAA	1,052,950
1,000	5.375%, 4/1/17	Aaa/AAA	1,051,390
5,650	Forest Hills Public Schools, GO, 5.25%, 5/1/18, (Pre-refunded @ $100, 5/1/10) (b)	Aa2/NR	5,858,259
1,500	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	1,391,025
3,000	Mount Clemens Community School Dist., GO, 5.00%, 5/1/31, (Partially pre-refunded @ $100, 11/1/11) (b)	Aa3/AA	3,133,740
50	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 11/15/35, Ser. M (MBIA)	Aaa/AAA	51,325
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB−	4,020,040
775	State Public Educational Facs. Auth. Rev., 5.00%, 9/1/22	NR/BBB−	771,722

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Michigan–(continued)
$2,000	State Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/BBB+	$2,056,480
3,000	Taylor Tax Increment Finance Auth., Tax Allocation, 5.375%, 5/1/17 (FSA)	Aaa/AAA	3,151,530
			22,538,461
	Minnesota–0.6%
	Agricultural & Economic Dev. Board Rev., Health Care System,
95	6.375%, 11/15/29	A2/A	101,584
2,905	6.375%, 11/15/29, (Pre-refunded @ $101, 11/15/10) (b)	A2/A	3,160,262
			3,261,846
	Missouri–0.6%
2,500	Interstate 470 & 350 Transportation Dev. Dist. Rev., 6.35%, 5/1/22, (Pre-refunded @ $100, 5/1/08) (b)	NR/NR	2,520,650
1,000	Joplin Industrial Dev. Auth. Rev., 5.75%, 5/15/26, Ser. F	NR/NR	1,014,850
			3,535,500
	Nevada–3.4%
3,000	Clark Cnty. Rev., 5.25%, 7/1/34, Ser. B, (Pre-refunded @ $100, 7/1/11) (FGIC) (b)	Aaa/AAA	3,153,270
4,250	Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A, (Pre-refunded @ $100, 7/1/11) (FSA)(b)	Aaa/AAA	4,467,132
12,185	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (MBIA) (i)	NR/NR	12,624,513
			20,244,915
	New Hampshire–0.5%
3,000	State Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB−	3,110,430
	New Jersey–3.7%
16,550	Economic Dev. Auth., Kapkowski Road Landfill, Special Assessment, 5.75%, 4/1/31	Baa3/NR	17,861,257
	Economic Dev. Auth. Rev., Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,569,864
450	5.875%, 5/15/16, Ser. A, (Pre-refunded @ $102, 5/15/09) (b)	NR/NR	474,340
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	995,070
			21,900,531
	New Mexico–0.4%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	2,516,650
	New York–2.1%
5,000	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	NR/NR	5,305,050
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
1,120	5.00%, 6/15/37, Ser. D (i)	Aa2/AA+	1,155,201
3,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	3,080,460
2,875	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Ba2/BBB−	2,958,404
			12,499,115

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	North Carolina–0.5%
	Capital Facs. Finance Agcy., Duke Univ. Rev., Ser. A,
$570	5.125%, 10/1/41	Aa1/AA+	$583,783
2,430	5.125%, 10/1/41, (Pre-refunded @ $100, 10/1/11) (b)	Aaa/AAA	2,552,715
			3,136,498
	Ohio–1.1%
	Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
2,500	5.625%, 10/1/17	Aa3/AA−	2,637,950
2,565	5.75%, 10/1/18	Aa3/AA−	2,713,590
1,235	State Turnpike Commission Rev., 5.50%, 2/15/15	Aa3/AA	1,300,443
			6,651,983
	Pennsylvania–4.8%
	Allegheny Cnty. Rev., Hospital Dev. Auth.,
5,500	5.375%, 11/15/40, Ser. A	Ba2/BB	5,354,140
5,780	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/CCC+	6,831,498
1,000	Industrial Dev. Auth., 5.60%, 9/1/30	Baa1/BBB+	1,027,340
1,095	Port Auth., 5.25%, 3/1/20 (FGIC)	Aaa/AAA	1,147,056
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB−	2,679,751
6,200	Higher Educational Facs. Auth. Rev., 6.00%, 1/15/31, Ser. A	Aa3/A+	6,579,812
4,610	Philadelphia Hospitals & Higher Education Facs. Auth. Hospital Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa2/BBB	4,620,557
			28,240,154
	Puerto Rico–3.2%
850	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/35, Ser. B	Baa3/BBB	870,221
1,600	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	1,706,000
10,665	Gov’t. Dev. Bank for Puerto Rico Rev., 5.00%, 12/1/08, Ser. B	Baa3/BBB	10,800,979
	Puerto Rico Sales Tax Financing Corp. Rev., Ser. A,
32,550	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	3,109,502
29,200	zero coupon, 8/1/56	A+/A1	2,327,240
			18,813,942
	Rhode Island–3.2%
18,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	18,850,860
	South Carolina–4.4%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,632,580
2,000	5.50%, 10/1/26	A2/A	2,072,700
3,000	Jobs Economic Dev. Auth. Hospital Facs. Rev., Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	3,097,200
15,600	Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	17,446,416
			26,248,896

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Tennessee–0.1%
$940	Memphis Health Educational & Housing Fac. Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(d)	NR/NR	$474,406
	Texas–12.8%
1,750	Austin Convention Enterprises, Inc. Rev., 5.75%, 1/1/32, Ser. B, (Pre-refunded @ $100, 1/1/11) (b)	Aaa/NR	1,855,280
4,000	Austin Rev., 5.25%, 5/15/31, Ser. A & B (FSA)	Aaa/AAA	4,125,480
2,935	Bell Cnty. Health Fac. Dev. Corp. Rev., 5.25%, 11/15/19, (Pre-refunded @ $101, 11/15/08) (b)	NR/A−	2,970,015
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	3,493,900
	Corpus Christi Refinance & Improvement, GO (FSA),
1,125	5.375%, 3/1/18	Aaa/AAA	1,173,386
1,740	5.375%, 3/1/18, (Pre-refunded @ $100, 3/1/11) (b)	Aaa/AAA	1,829,036
9,000	Cypress-Fairbanks Independent School Dist., GO, 4.80%, 2/15/26, Ser. B (PSF-GTD)	Aaa/AAA	9,131,670
	Duncanville Independent School Dist., GO, Ser. B (PSF-GTD),
20	5.25%, 2/15/32	Aaa/AAA	20,733
3,660	5.25%, 2/15/32, (Pre-refunded @ $100, 2/15/12) (b)	Aaa/AAA	3,866,570
	Harris Cnty. Health Facs. Dev. Corp. Rev. (b),
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA)	Aaa/AAA	5,192,100
7,000	Memorial Hermann Healthcare, 6.375%, 6/1/29, (Pre-refunded @ $101, 6/1/11)	A2/A+	7,670,460
8,500	St. Luke’s Episcopal Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (i)	NR/AAA	8,979,825
	Mansfield Independent School Dist., GO (PSF-GTD),
285	5.25%, 2/15/23	Aaa/AAA	294,727
1,715	5.25%, 2/15/23, (Pre-refunded @ $100, 2/15/11) (b)	Aaa/AAA	1,794,748
4,380	Southlake Park Dev. Corp. Rev., 5.60%, 8/15/31, (Pre-refunded @ $100, 2/15/11) (AMBAC)(b)	Aaa/AAA	4,585,203
4,530	State, GO, 5.30%, 8/1/18, Ser. A	Aa1/AA	4,695,934
19,990	State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	8,695,050
4,920	Univ. Rev., 5.00%, 7/1/26, Ser. B, (Pre-refunded @ $100, 7/1/14) (b)	Aaa/AAA	5,226,565
			75,600,682
	Utah–1.2%
7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	7,317,870
	Washington–2.4%
	Cowlitz Cnty. School Dist. No. 458 Kelso, GO, (Pre-refunded @ $100, 12/1/11) (FSA) (b),
985	5.625%, 12/1/14	Aaa/NR	1,054,836
1,225	5.625%, 12/1/16	Aaa/NR	1,311,852
3,415	Kent, GO, 5.375%, 12/1/20 (MBIA)	Aaa/AAA	3,587,492
5,420	King Cnty. School Dist. No. 1 Seattle, GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,662,382

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Washington–(continued)
	State Housing Finance Commission Rev., Skyline at First Hill, Ser. A,
$275	5.25%, 1/1/17	NR/NR	$273,576
2,250	5.625%, 1/1/38	NR/NR	2,263,748
			14,153,886
	Wisconsin–4.0%
	Badger Tobacco Asset Securitization Corp. Rev.,
5,000	5.75%, 6/1/12	Baa3/BBB	5,288,150
9,785	6.00%, 6/1/17	Baa3/BBB	10,463,003
	Health & Educational Facs. Auth. Rev.,
2,250	Divine Savior Healthcare, 5.00%, 5/1/32	NR/BBB	2,230,897
2,230	Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	2,263,873
3,515	State, GO, 5.00%, 5/1/22, Ser. A (FGIC)	Aaa/AAA	3,637,674
			23,883,597
	Total Municipal Bonds & Notes (cost–$537,786,010)		567,174,696
VARIABLE RATE NOTES (c)(f)–3.5%
	Hawaii–0.3%
1,388	City & Cnty. of Honolulu Rev., 9.84%, 7/1/23, Ser. 400 (FGIC) (e)	Aaa/NR	1,566,487
	Illinois–0.6%
2,902	Cook Cnty., GO, 9.84%, 11/15/28, Ser. 458 (FGIC) (e)	Aaa/NR	3,236,113
	New York–1.6%
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
2,600	7.13%, 6/15/26 (e)	NR/AA+	2,948,270
6,000	8.658%, 6/15/39	Aa2/AA2	6,722,160
			9,670,430
	Texas–0.7%
3,595	Harris Cnty. Health Facs. Dev. Corp. Rev., 11.72%, 7/1/29, Ser. 357 (MBIA) (e)	Aaa/NR	4,285,600
	Washington–0.3%
1,800	Seattle, GO, 10.47%, 12/15/28, Ser. 348 (e)	Aa1/NR	1,967,760
	Total Variable Rate Notes (cost–$17,853,591)		20,726,390
COMMON STOCK–0.5%
Shares
158,560	Northwest Airlines Corp. (h) (cost–$4,068,918)		2,763,701
U.S. TREASURY BILLS (g)–0.1%
Principal Amount (000)
$865	4.405%-4.755%, 8/30/07-9/13/07 (cost–$860,382)		860,382
	Total Investments (cost–$560,568,901)–100.0%		$591,525,16

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Illiquid security.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Fair-valued security – Securities with an aggregate value of $474,406, representing 0.08% of total investments, have been fair-valued.
(e)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2007.
(g)	All or partial amount segregated as initial margin on futures contracts.
(h)	Non-income producing.
(i)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

ACA – insured by American Capital Access Holding Ltd.
AMBAC – insured by American Municipal Bond Assurance Corp.
FGIC – insured by Financial Guaranty Insurance Co.
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
GTD – Guaranteed
IBC – Insurance Bond Certificate
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
PSF – Public School Fund
Radian – insured by Radian Guaranty, Inc.
XLCA – insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at July 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	176	$41,679	9/17/07	$(129,600)
	Financial Future Euro – 90 day	176	41,758	12/17/07	(52,600)
	Financial Future Euro – 90 day	176	41,826	3/17/08	20,000
Short:	U.S. Treasury Bond Futures	(296)	(32,579)	9/19/07	(456,312)
	U.S. Treasury Notes 10 yr. Futures	(354)	(38,027)	9/19/07	(282,094)
					$(900,606)

Item 2. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel President & Chief Executive Officer

Date: September 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2007